FINANCIAL ASSETS RECEIVABLE, NET (Tables)	12 Months Ended
Dec. 31, 2022
Schedule of financial assets receivable

	December 31,	December 31,
	2021	2022
	RMB	RMB
Financial assets receivable	4,897,854	4,225,014
Allowance for uncollectible receivables	(493,646)	(554,095)
Financial assets receivable, net	4,404,208	3,670,919

Schedule of movement of financial assets receivable

	Year ended	Year ended	Year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Balance at beginning of year	2,142,627	4,601,642	4,897,854
Adoption of ASC 326	117,321	—	—
Addition in the current year	6,885,976	6,626,322	5,582,287
Collection in the current year	(4,478,593)	(6,189,783)	(5,920,287)
Write-off	(65,689)	(140,327)	(334,840)
Balance at end of year	4,601,642	4,897,854	4,225,014

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended	Year ended
	December 31, 2020	December 31, 2021	December 31, 2022
	RMB	RMB	RMB
Balance at beginning of year	170,803	390,834	493,646
Current year net provision	285,720	243,139	395,289
Write-off	(65,689)	(140,327)	(334,840)
Balance at end of year	390,834	493,646	554,095

Schedule of aging of loans

		31-60	over 60		Total
	0-30 days	days	days		financial
	past	past	past		assets
	due	due	due	Current	receivable
December 31, 2021	15,594	12,038	—	4,870,222	4,897,854
December 31, 2022	32,964	38,059	—	4,153,991	4,225,014

Schedule of principal of financial assets receivable by year of origination

	2021	2020	Total

December 31, 2021	4,078,249	819,605	4,897,854

	2022	2021	Total

December 31, 2022	3,304,756	920,258	4,225,014

Due From Related Parties
Schedule of financial assets receivable

	December 31,	December 31,
	2021	2022
	RMB	RMB

Financial assets receivable	—	42,724
Allowance for uncollectible receivables	—	(2,648)
Financial assets receivable, net	—	40,076

Schedule of movement of financial assets receivable

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	RMB	RMB

Balance at beginning of year	3,149	—
Addition in the current year	—	51,417
Collection in the current year	(309)	(8,679)
Write-off	(2,840)	(14)
Balance at end of year	—	42,724

Schedule of movement of allowance for uncollectible receivables

	Year ended	Year ended
	December 31,	December 31,
	2021	2022
	RMB	RMB

Balance at beginning of year	2,033	—
Current year net provision	807	2,662
Write-off	(2,840)	(14)
Balance at end of year	—	2,648